Investment Risks	Jun. 26, 2026
Blueprint Adaptive Growth Allocation Fund
Prospectus [Line Items]
Risk [Text Block]

As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund. The success of the Fund’s investment strategy depends largely upon the Sub-Adviser’s skill in selecting securities for purchase and sale by the Fund and there is no assurance that the Fund will achieve its investment objective. Because of the types of securities in which the Fund invests and the investment techniques the Sub-Adviser uses, the Fund is designed for investors who are investing for the long term. The Fund is not intended to be complete investment program. The principal risks of an investment in the Fund are generally described below.

Active Management Risk. Due to the active management of the Fund by the Sub-Adviser, the Fund could underperform its benchmark index and/or other funds with similar investment objectives and strategies.

Commodities Risk. The energy, metals, and agriculture industries can be significantly affected by commodity prices and consumption, world events, import and export controls, worldwide competition, government regulations, and economic conditions. Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities.

Counterparty Risk. The Fund may enter into various types of derivative contracts. Many of these derivative contracts will be privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. If a privately negotiated over-the-counter contract calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if a counterparty’s creditworthiness declines, the Fund may not receive payments owed to it under the contract, or such payments may be delayed under such circumstances and the value of contracts with such counterparty can be expected to decline, potentially resulting in losses to the Fund.

Credit Risk. Credit risk is the risk that the issuer or guarantor of a debt security (including corporate, government and mortgage-backed securities), or the counter-party to a derivative contract held by the Fund or a Portfolio Fund, will default or otherwise become unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, including as a result of bankruptcy. To the extent the Fund or a Portfolio Fund invests in lower rated debt securities, the Fund will be subject to a higher level of credit risk than a fund that invests only in the highest rated fixed income securities.

Currency Risk. Currency risk is the risk that changes in currency exchange rates will negatively affect securities denominated in, and/or receiving revenues in, foreign currencies. The liquidity and trading value of foreign currencies could be affected by global economic factors, such as inflation, interest rate levels, and trade balances among countries, as well as the actions of sovereign governments and central banks. Adverse changes in currency exchange rates(relative to the U.S. dollar) may erode or reverse any potential gains from the Fund’s investments in securities denominated in a foreign currency or may widen existing losses.

Derivatives Risk. The Fund may invest in, or enter into, derivatives for a variety of reasons, including to hedge certain market or interest rate risks, to provide a substitute for purchasing or selling particular securities, or for speculative purposes to increase potential returns. Derivatives may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Fund. In addition, the Fund is subject to the credit risk associated with the underlying assets of a derivatives contract as well as the risk of counterparty default. As a result, the Fund’s use of derivatives could result in losses, which could be significant.

Debt Securities Risk. The Fund may invest indirectly in corporate debt securities of issuers from any jurisdiction, sovereign debt obligations and U.S. Government obligations. The market value of such securities may fluctuate in response to interest rates and the creditworthiness of the issuer, among other things.

U.S. Government Securities Risk. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.

Treasury Inflation-Protected Securities (“U.S. TIPS”) and Inflation-Linked Bonds Risk. The value of inflation-protected securities generally fluctuates in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. The inflation protected securities markets are generally much smaller and less liquid than the nominal bonds from the same issuers and as such can suffer losses during times of economic stress or illiquidity.

Foreign Government Debt Obligations Risk. Investments in sovereign debt obligations involve special risks which are not present in corporate debt obligations, including the risks that governmental issuers of fixed-income securities may be unwilling to pay interest and repay principal when due or may require that conditions for payment be renegotiated, in which case the Fund may have limited recourse in the event of a default.

High-Yield Debt Securities (“Junk Bond”) Risk. Junk bonds are generally considered speculative in nature, and have a greater risk of non-payment of interest and principal and greater market fluctuations than investment-grade debt securities. Junk bonds have a higher risk of default and may be illiquid. These risks can reduce the value of the Fund’s shares and the income it earns.

Liquidity Risk. Liquidity risk is the risk that a particular investment cannot be sold at the advantageous time or price.

Equity Securities Risk. The prices of equity securities in which the Fund invests either directly or indirectly through ETFs and other investment companies may fluctuate in response to many factors, including, but not limited to, the activities of the individual issuers, general market and economic conditions, interest rates, and specific industry changes. Such price fluctuations subject the Fund to potential losses.

Large-Cap Company Risk. Large-capitalization companies are generally more mature and may be unable to respond as quickly as smaller companies to new competitive challenges, such as changes in technology and consumer tastes, and may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. There may be times when the returns from large-capitalization companies generally trail returns of smaller companies or the overall stock market.

Small-Cap and Mid-Cap Company Risk. Investing in small- and mid-capitalization companies involves greater risk than is customarily associated with larger, more established companies. Small- and mid-cap companies frequently have less management depth and experience, narrower market penetrations, less diverse product lines, less competitive strengths and fewer resources. Due to these and other factors, stocks of small- and mid-cap companies may be more susceptible to market downturns and other events, less liquid, and their prices may be more volatile.

ETN Risk. The Fund may invest in ETNs, which are notes representing unsecured debt of the issuer whose returns are linked to a particular index. The Fund will bear any fees and expenses associated with investments in ETNs, which will reduce the amount of return on investment at maturity or redemption. There may be restrictions on the Fund’s right to redeem its investment in an ETN meant to be held to maturity. There are no periodic interest payments for ETNs and principal is not protected. It may be difficult for the Fund to sell its ETN holdings. Investments in ETNs may also subject the Fund to other risks, including credit and counterparty risk, and interest rate risk.

Foreign Securities Risk. The Fund may either directly or indirectly through ETFs and other investment companies invest in foreign securities on foreign exchanges and in American Depository Receipts (“ADRs”). Investments in foreign securities involve risks that may be different from those of U.S. securities. Foreign securities are subject to individual country risk, less favorable reporting and disclosure risk, currency exchange risk, greater volatility, and may have higher liquidity risk than U.S.-registered securities.

ADR Risk. ADRs are subject to risks similar to those associated with direct investments in foreign securities such as individual country, currency exchange, volatility, and liquidity risks.

Foreign Currency Risk. The Fund may invest in foreign securities and therefore be indirectly exposed to foreign currencies. The value of the Fund’s assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations. The Fund’s exposure to foreign currencies subjects the Fund to constantly changing exchange rates and the risk that those currencies will decline in value relative to the U.S. dollar. As a result, the Fund’s exposure to foreign currencies may reduce the returns of the Fund.

Emerging Markets Risk. The Fund may invest indirectly in emerging market equity and fixed-income securities. In addition to the general risk of investing in foreign securities and foreign fixed-income securities, investing in emerging markets can involve greater and more unique risks than those associated with investing in more developed markets. As a result of these various risks, investments in emerging markets are considered to be speculative and may be highly volatile.

Forward and Futures Contract Risk. The successful use of forward and futures contracts draws upon the Sub-Adviser’s skill and experience with respect to such instruments and is subject to special risk considerations. The primary risks associated with the use of forward and futures contracts, which may adversely affect the Fund’s net asset value (“NAV”) and total return, are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Sub-Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it maybe disadvantageous to do so.

Fund of Funds Structure Risk. Investments in ETFs and other investment companies (e.g., open end and closed end funds) subject the Fund to paying its proportionate share of fees and expenses from those investments. In addition, under the Investment Company Act of 1940, as amended (the “1940 Act”), the Fund is subject to restrictions that may limit the amount of any particular ETF or other registered investment company that the Fund may own.

ETF Risk. Investments in ETFs are subject to the following risks:

Market Value Risk. The market value of an ETF’s shares may differ from its NAV. Accordingly, there may be times when an ETF trades at a premium (creating the risk that the Fund pays more than NAV for an ETF when making a purchase) or discount (creating the risks that the Fund’s NAV is reduced for undervalued ETFs it holds, and that the Fund receives less than NAV when selling an ETF).

Tracking Risk. Index-based Portfolio Funds may not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities or because certain securities comprising these indices may, from time to time, temporarily be unavailable.

Sampling Risk. Index-based Portfolio Funds may utilize a representative sampling approach to track their respective underlying indices. Index-based Portfolio Funds that utilize a representative sampling approach are subject to an increased risk of tracking error because the securities selected for the Portfolio Fund in the aggregate may vary from the investment profile of the underlying index.

Fixed-Income ETFs Risk. There are risks associated with the potential investment of the Fund’s assets in fixed-income ETFs, which may include credit risk, interest rate risk and maturity risk as described below:

Interest Rate Risk. The price of a bond or a fixed-income security is dependent, in part, upon interest rates. Therefore, the share price and total return of an ETF, when investing a significant portion of its assets in fixed-income securities, will vary in response to changes in interest rates.

Investment Limitation Risk. Under the 1940 Act, the Fund may not acquire shares of an ETF or other investment company if, immediately after such acquisition, the Fund and its affiliated persons would hold more than 3% of the ETF’s or investment company’s total outstanding shares unless certain conditions are satisfied. This limitation may prevent the Fund from allocating its investments in the manner the Sub-Adviser considers optimal or cause the Sub-Adviser to select an investment other than that which the Sub-Adviser considers optimal. The Fund, however, may rely upon any applicable statutory or regulatory exemption from the foregoing limitations when investing in other investment companies.

Investment Style and Management Risk. The Sub-Adviser’s method of security selection may not be successful and the Fund may underperform relative to other mutual funds that employ similar investment strategies. The Fund’s asset allocation style may not be implemented successfully, negatively affecting the Fund’s performance. In addition, the Sub-Adviser may select investments that depreciate or fail to appreciate as anticipated.

Leverage Risk. Some transactions may give rise to a form of economic leverage. These transactions may include, among others, forward and futures contracts and other types of derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

Managed Futures Risk. Investing in Portfolio Funds that employ a managed futures investment strategy exposes the Fund to management risk, derivatives risk and leverage risk, as well as commodity, interest rate, equity and foreign currency risks depending on the particular strategy used by a Portfolio Fund’s manager.

Market Risk. Market risk is the risk that the value of the securities in the Fund’s portfolio may decline due to daily fluctuations in the securities markets that are generally beyond the Sub-Adviser’s control, including fluctuation in interest rates, the quality of the Fund’s investments, economic conditions and general bond market conditions. Certain market events could increase volatility and exacerbate market risk, such as changes in governments’ economic policies, political turmoil, military actions, environmental events, trade disputes, and epidemics, pandemics, or other public health issues.

Maturity Risk. Maturity risk is another factor that can affect the value of an ETF’s fixed-income holdings. Certain ETFs may not have a limitation policy regarding the length of maturity for their fixed-income holdings. In general, fixed-income obligations with longer maturities have higher yields and a greater sensitivity to changes in interest rates. Conversely, fixed-income obligations with shorter maturities generally have lower yields but less sensitivity to changes in interest rates.

Options Risk. Options trading is a highly specialized activity that involves unique investment techniques and risks. The value of options can be highly volatile, and their use can result in loss if the Sub-Adviser is incorrect in its expectation of price fluctuations. Such options may also be illiquid, and in such cases, the Fund may have difficulty closing out its position.

Real Estate Investment Trust (“REIT”) Risk. The Fund may invest, directly or indirectly, in REITs, which are companies that invest in real estate, mortgages and construction loans. Investments in REITS subject the Fund to, among other things, risks similar to those of direct investments in real estate and the real estate industry in general. These include risks related to general and local economic conditions, possible lack of availability of financing and changes in interest rates or property values.

Sector Risk. The Fund may, at times, be more heavily invested in certain industries or sectors, which may cause the value of the Fund’s shares to be especially sensitive to factors and economic conditions or risks that specifically affect those industries or sectors and may cause the Fund’s share price to fluctuate more widely than shares of a mutual fund that invests in a broader range of industries or sectors. As of February 28, 2026, 15.7% of the net assets of the Fund were invested in stocks within the technology sector. The values of securities of companies in the technology sector may be significantly affected adversely by competitive pressures, short product cycles, aggressive pricing and rapid obsolescence of existing products and technologies.

Volatility Risk. The Fund’s derivative investments that are linked to equity market volatility levels can be highly volatile and may experience large losses. Trading in equity index futures contracts or options thereon, particularly contracts that are close to expiration, can be very volatile and can be expected to be very volatile in the future. The volatile nature of these instruments may have an adverse impact on the Fund beyond the impact of any changes in the underlying index’s value.

Blueprint Adaptive Growth Allocation Fund | Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Active Management Risk. Due to the active management of the Fund by the Sub-Adviser, the Fund could underperform its benchmark index and/or other funds with similar investment objectives and strategies.

Blueprint Adaptive Growth Allocation Fund | Commodities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Commodities Risk. The energy, metals, and agriculture industries can be significantly affected by commodity prices and consumption, world events, import and export controls, worldwide competition, government regulations, and economic conditions. Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities.

Blueprint Adaptive Growth Allocation Fund | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. The Fund may enter into various types of derivative contracts. Many of these derivative contracts will be privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. If a privately negotiated over-the-counter contract calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if a counterparty’s creditworthiness declines, the Fund may not receive payments owed to it under the contract, or such payments may be delayed under such circumstances and the value of contracts with such counterparty can be expected to decline, potentially resulting in losses to the Fund.

Blueprint Adaptive Growth Allocation Fund | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Credit Risk. Credit risk is the risk that the issuer or guarantor of a debt security (including corporate, government and mortgage-backed securities), or the counter-party to a derivative contract held by the Fund or a Portfolio Fund, will default or otherwise become unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, including as a result of bankruptcy. To the extent the Fund or a Portfolio Fund invests in lower rated debt securities, the Fund will be subject to a higher level of credit risk than a fund that invests only in the highest rated fixed income securities.

Blueprint Adaptive Growth Allocation Fund | Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Currency Risk. Currency risk is the risk that changes in currency exchange rates will negatively affect securities denominated in, and/or receiving revenues in, foreign currencies. The liquidity and trading value of foreign currencies could be affected by global economic factors, such as inflation, interest rate levels, and trade balances among countries, as well as the actions of sovereign governments and central banks. Adverse changes in currency exchange rates(relative to the U.S. dollar) may erode or reverse any potential gains from the Fund’s investments in securities denominated in a foreign currency or may widen existing losses.

Blueprint Adaptive Growth Allocation Fund | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. The Fund may invest in, or enter into, derivatives for a variety of reasons, including to hedge certain market or interest rate risks, to provide a substitute for purchasing or selling particular securities, or for speculative purposes to increase potential returns. Derivatives may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Fund. In addition, the Fund is subject to the credit risk associated with the underlying assets of a derivatives contract as well as the risk of counterparty default. As a result, the Fund’s use of derivatives could result in losses, which could be significant.

Blueprint Adaptive Growth Allocation Fund | Debt Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Debt Securities Risk. The Fund may invest indirectly in corporate debt securities of issuers from any jurisdiction, sovereign debt obligations and U.S. Government obligations. The market value of such securities may fluctuate in response to interest rates and the creditworthiness of the issuer, among other things.

U.S. Government Securities Risk. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.

Treasury Inflation-Protected Securities (“U.S. TIPS”) and Inflation-Linked Bonds Risk. The value of inflation-protected securities generally fluctuates in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. The inflation protected securities markets are generally much smaller and less liquid than the nominal bonds from the same issuers and as such can suffer losses during times of economic stress or illiquidity.

Foreign Government Debt Obligations Risk. Investments in sovereign debt obligations involve special risks which are not present in corporate debt obligations, including the risks that governmental issuers of fixed-income securities may be unwilling to pay interest and repay principal when due or may require that conditions for payment be renegotiated, in which case the Fund may have limited recourse in the event of a default.

High-Yield Debt Securities (“Junk Bond”) Risk. Junk bonds are generally considered speculative in nature, and have a greater risk of non-payment of interest and principal and greater market fluctuations than investment-grade debt securities. Junk bonds have a higher risk of default and may be illiquid. These risks can reduce the value of the Fund’s shares and the income it earns.

Liquidity Risk. Liquidity risk is the risk that a particular investment cannot be sold at the advantageous time or price.

Blueprint Adaptive Growth Allocation Fund | U S Government Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Government Securities Risk. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.

Blueprint Adaptive Growth Allocation Fund | Treasury Inflation Protected Securities U S T I P S And Inflation Linked Bonds Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Treasury Inflation-Protected Securities (“U.S. TIPS”) and Inflation-Linked Bonds Risk. The value of inflation-protected securities generally fluctuates in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. The inflation protected securities markets are generally much smaller and less liquid than the nominal bonds from the same issuers and as such can suffer losses during times of economic stress or illiquidity.

Blueprint Adaptive Growth Allocation Fund | Foreign Government Debt Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Government Debt Obligations Risk. Investments in sovereign debt obligations involve special risks which are not present in corporate debt obligations, including the risks that governmental issuers of fixed-income securities may be unwilling to pay interest and repay principal when due or may require that conditions for payment be renegotiated, in which case the Fund may have limited recourse in the event of a default.

Blueprint Adaptive Growth Allocation Fund | High Yield Debt Securities Junk Bond Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High-Yield Debt Securities (“Junk Bond”) Risk. Junk bonds are generally considered speculative in nature, and have a greater risk of non-payment of interest and principal and greater market fluctuations than investment-grade debt securities. Junk bonds have a higher risk of default and may be illiquid. These risks can reduce the value of the Fund’s shares and the income it earns.

Blueprint Adaptive Growth Allocation Fund | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk. Liquidity risk is the risk that a particular investment cannot be sold at the advantageous time or price.
Blueprint Adaptive Growth Allocation Fund | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Securities Risk. The prices of equity securities in which the Fund invests either directly or indirectly through ETFs and other investment companies may fluctuate in response to many factors, including, but not limited to, the activities of the individual issuers, general market and economic conditions, interest rates, and specific industry changes. Such price fluctuations subject the Fund to potential losses.

Large-Cap Company Risk. Large-capitalization companies are generally more mature and may be unable to respond as quickly as smaller companies to new competitive challenges, such as changes in technology and consumer tastes, and may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. There may be times when the returns from large-capitalization companies generally trail returns of smaller companies or the overall stock market.

Small-Cap and Mid-Cap Company Risk. Investing in small- and mid-capitalization companies involves greater risk than is customarily associated with larger, more established companies. Small- and mid-cap companies frequently have less management depth and experience, narrower market penetrations, less diverse product lines, less competitive strengths and fewer resources. Due to these and other factors, stocks of small- and mid-cap companies may be more susceptible to market downturns and other events, less liquid, and their prices may be more volatile.

Blueprint Adaptive Growth Allocation Fund | Large Cap Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Large-Cap Company Risk. Large-capitalization companies are generally more mature and may be unable to respond as quickly as smaller companies to new competitive challenges, such as changes in technology and consumer tastes, and may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. There may be times when the returns from large-capitalization companies generally trail returns of smaller companies or the overall stock market.

Blueprint Adaptive Growth Allocation Fund | Small Cap And Mid Cap Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small-Cap and Mid-Cap Company Risk. Investing in small- and mid-capitalization companies involves greater risk than is customarily associated with larger, more established companies. Small- and mid-cap companies frequently have less management depth and experience, narrower market penetrations, less diverse product lines, less competitive strengths and fewer resources. Due to these and other factors, stocks of small- and mid-cap companies may be more susceptible to market downturns and other events, less liquid, and their prices may be more volatile.

Blueprint Adaptive Growth Allocation Fund | Etn Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

ETN Risk. The Fund may invest in ETNs, which are notes representing unsecured debt of the issuer whose returns are linked to a particular index. The Fund will bear any fees and expenses associated with investments in ETNs, which will reduce the amount of return on investment at maturity or redemption. There may be restrictions on the Fund’s right to redeem its investment in an ETN meant to be held to maturity. There are no periodic interest payments for ETNs and principal is not protected. It may be difficult for the Fund to sell its ETN holdings. Investments in ETNs may also subject the Fund to other risks, including credit and counterparty risk, and interest rate risk.

Blueprint Adaptive Growth Allocation Fund | Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Securities Risk. The Fund may either directly or indirectly through ETFs and other investment companies invest in foreign securities on foreign exchanges and in American Depository Receipts (“ADRs”). Investments in foreign securities involve risks that may be different from those of U.S. securities. Foreign securities are subject to individual country risk, less favorable reporting and disclosure risk, currency exchange risk, greater volatility, and may have higher liquidity risk than U.S.-registered securities.

ADR Risk. ADRs are subject to risks similar to those associated with direct investments in foreign securities such as individual country, currency exchange, volatility, and liquidity risks.

Foreign Currency Risk. The Fund may invest in foreign securities and therefore be indirectly exposed to foreign currencies. The value of the Fund’s assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations. The Fund’s exposure to foreign currencies subjects the Fund to constantly changing exchange rates and the risk that those currencies will decline in value relative to the U.S. dollar. As a result, the Fund’s exposure to foreign currencies may reduce the returns of the Fund.

Emerging Markets Risk. The Fund may invest indirectly in emerging market equity and fixed-income securities. In addition to the general risk of investing in foreign securities and foreign fixed-income securities, investing in emerging markets can involve greater and more unique risks than those associated with investing in more developed markets. As a result of these various risks, investments in emerging markets are considered to be speculative and may be highly volatile.

Blueprint Adaptive Growth Allocation Fund | Adr Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	ADR Risk. ADRs are subject to risks similar to those associated with direct investments in foreign securities such as individual country, currency exchange, volatility, and liquidity risks.
Blueprint Adaptive Growth Allocation Fund | Foreign Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Currency Risk. The Fund may invest in foreign securities and therefore be indirectly exposed to foreign currencies. The value of the Fund’s assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations. The Fund’s exposure to foreign currencies subjects the Fund to constantly changing exchange rates and the risk that those currencies will decline in value relative to the U.S. dollar. As a result, the Fund’s exposure to foreign currencies may reduce the returns of the Fund.

Blueprint Adaptive Growth Allocation Fund | Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Emerging Markets Risk. The Fund may invest indirectly in emerging market equity and fixed-income securities. In addition to the general risk of investing in foreign securities and foreign fixed-income securities, investing in emerging markets can involve greater and more unique risks than those associated with investing in more developed markets. As a result of these various risks, investments in emerging markets are considered to be speculative and may be highly volatile.

Blueprint Adaptive Growth Allocation Fund | Forward And Futures Contract Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Forward and Futures Contract Risk. The successful use of forward and futures contracts draws upon the Sub-Adviser’s skill and experience with respect to such instruments and is subject to special risk considerations. The primary risks associated with the use of forward and futures contracts, which may adversely affect the Fund’s net asset value (“NAV”) and total return, are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Sub-Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it maybe disadvantageous to do so.

Blueprint Adaptive Growth Allocation Fund | Fund Of Funds Structure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fund of Funds Structure Risk. Investments in ETFs and other investment companies (e.g., open end and closed end funds) subject the Fund to paying its proportionate share of fees and expenses from those investments. In addition, under the Investment Company Act of 1940, as amended (the “1940 Act”), the Fund is subject to restrictions that may limit the amount of any particular ETF or other registered investment company that the Fund may own.

ETF Risk. Investments in ETFs are subject to the following risks:

Market Value Risk. The market value of an ETF’s shares may differ from its NAV. Accordingly, there may be times when an ETF trades at a premium (creating the risk that the Fund pays more than NAV for an ETF when making a purchase) or discount (creating the risks that the Fund’s NAV is reduced for undervalued ETFs it holds, and that the Fund receives less than NAV when selling an ETF).

Tracking Risk. Index-based Portfolio Funds may not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities or because certain securities comprising these indices may, from time to time, temporarily be unavailable.

Sampling Risk. Index-based Portfolio Funds may utilize a representative sampling approach to track their respective underlying indices. Index-based Portfolio Funds that utilize a representative sampling approach are subject to an increased risk of tracking error because the securities selected for the Portfolio Fund in the aggregate may vary from the investment profile of the underlying index.

Fixed-Income ETFs Risk. There are risks associated with the potential investment of the Fund’s assets in fixed-income ETFs, which may include credit risk, interest rate risk and maturity risk as described below:

Blueprint Adaptive Growth Allocation Fund | Etf Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

ETF Risk. Investments in ETFs are subject to the following risks:

Market Value Risk. The market value of an ETF’s shares may differ from its NAV. Accordingly, there may be times when an ETF trades at a premium (creating the risk that the Fund pays more than NAV for an ETF when making a purchase) or discount (creating the risks that the Fund’s NAV is reduced for undervalued ETFs it holds, and that the Fund receives less than NAV when selling an ETF).

Tracking Risk. Index-based Portfolio Funds may not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities or because certain securities comprising these indices may, from time to time, temporarily be unavailable.

Sampling Risk. Index-based Portfolio Funds may utilize a representative sampling approach to track their respective underlying indices. Index-based Portfolio Funds that utilize a representative sampling approach are subject to an increased risk of tracking error because the securities selected for the Portfolio Fund in the aggregate may vary from the investment profile of the underlying index.

Blueprint Adaptive Growth Allocation Fund | Market Value Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Value Risk. The market value of an ETF’s shares may differ from its NAV. Accordingly, there may be times when an ETF trades at a premium (creating the risk that the Fund pays more than NAV for an ETF when making a purchase) or discount (creating the risks that the Fund’s NAV is reduced for undervalued ETFs it holds, and that the Fund receives less than NAV when selling an ETF).

Blueprint Adaptive Growth Allocation Fund | Tracking Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tracking Risk. Index-based Portfolio Funds may not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities or because certain securities comprising these indices may, from time to time, temporarily be unavailable.

Blueprint Adaptive Growth Allocation Fund | Sampling Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Sampling Risk. Index-based Portfolio Funds may utilize a representative sampling approach to track their respective underlying indices. Index-based Portfolio Funds that utilize a representative sampling approach are subject to an increased risk of tracking error because the securities selected for the Portfolio Fund in the aggregate may vary from the investment profile of the underlying index.

Blueprint Adaptive Growth Allocation Fund | Fixedincome Etfs Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed-Income ETFs Risk. There are risks associated with the potential investment of the Fund’s assets in fixed-income ETFs, which may include credit risk, interest rate risk and maturity risk as described below:

Blueprint Adaptive Growth Allocation Fund | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Interest Rate Risk. The price of a bond or a fixed-income security is dependent, in part, upon interest rates. Therefore, the share price and total return of an ETF, when investing a significant portion of its assets in fixed-income securities, will vary in response to changes in interest rates.

Blueprint Adaptive Growth Allocation Fund | Investment Limitation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investment Limitation Risk. Under the 1940 Act, the Fund may not acquire shares of an ETF or other investment company if, immediately after such acquisition, the Fund and its affiliated persons would hold more than 3% of the ETF’s or investment company’s total outstanding shares unless certain conditions are satisfied. This limitation may prevent the Fund from allocating its investments in the manner the Sub-Adviser considers optimal or cause the Sub-Adviser to select an investment other than that which the Sub-Adviser considers optimal. The Fund, however, may rely upon any applicable statutory or regulatory exemption from the foregoing limitations when investing in other investment companies.

Blueprint Adaptive Growth Allocation Fund | Investment Style And Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investment Style and Management Risk. The Sub-Adviser’s method of security selection may not be successful and the Fund may underperform relative to other mutual funds that employ similar investment strategies. The Fund’s asset allocation style may not be implemented successfully, negatively affecting the Fund’s performance. In addition, the Sub-Adviser may select investments that depreciate or fail to appreciate as anticipated.

Blueprint Adaptive Growth Allocation Fund | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk. Some transactions may give rise to a form of economic leverage. These transactions may include, among others, forward and futures contracts and other types of derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

Blueprint Adaptive Growth Allocation Fund | Managed Futures Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Managed Futures Risk. Investing in Portfolio Funds that employ a managed futures investment strategy exposes the Fund to management risk, derivatives risk and leverage risk, as well as commodity, interest rate, equity and foreign currency risks depending on the particular strategy used by a Portfolio Fund’s manager.

Blueprint Adaptive Growth Allocation Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk. Market risk is the risk that the value of the securities in the Fund’s portfolio may decline due to daily fluctuations in the securities markets that are generally beyond the Sub-Adviser’s control, including fluctuation in interest rates, the quality of the Fund’s investments, economic conditions and general bond market conditions. Certain market events could increase volatility and exacerbate market risk, such as changes in governments’ economic policies, political turmoil, military actions, environmental events, trade disputes, and epidemics, pandemics, or other public health issues.

Blueprint Adaptive Growth Allocation Fund | Maturity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Maturity Risk. Maturity risk is another factor that can affect the value of an ETF’s fixed-income holdings. Certain ETFs may not have a limitation policy regarding the length of maturity for their fixed-income holdings. In general, fixed-income obligations with longer maturities have higher yields and a greater sensitivity to changes in interest rates. Conversely, fixed-income obligations with shorter maturities generally have lower yields but less sensitivity to changes in interest rates.

Blueprint Adaptive Growth Allocation Fund | Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Risk. Options trading is a highly specialized activity that involves unique investment techniques and risks. The value of options can be highly volatile, and their use can result in loss if the Sub-Adviser is incorrect in its expectation of price fluctuations. Such options may also be illiquid, and in such cases, the Fund may have difficulty closing out its position.

Blueprint Adaptive Growth Allocation Fund | Real Estate Investment Trust R E I T Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Real Estate Investment Trust (“REIT”) Risk. The Fund may invest, directly or indirectly, in REITs, which are companies that invest in real estate, mortgages and construction loans. Investments in REITS subject the Fund to, among other things, risks similar to those of direct investments in real estate and the real estate industry in general. These include risks related to general and local economic conditions, possible lack of availability of financing and changes in interest rates or property values.

Blueprint Adaptive Growth Allocation Fund | Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Sector Risk. The Fund may, at times, be more heavily invested in certain industries or sectors, which may cause the value of the Fund’s shares to be especially sensitive to factors and economic conditions or risks that specifically affect those industries or sectors and may cause the Fund’s share price to fluctuate more widely than shares of a mutual fund that invests in a broader range of industries or sectors. As of February 28, 2026, 15.7% of the net assets of the Fund were invested in stocks within the technology sector. The values of securities of companies in the technology sector may be significantly affected adversely by competitive pressures, short product cycles, aggressive pricing and rapid obsolescence of existing products and technologies.

Blueprint Adaptive Growth Allocation Fund | Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Volatility Risk. The Fund’s derivative investments that are linked to equity market volatility levels can be highly volatile and may experience large losses. Trading in equity index futures contracts or options thereon, particularly contracts that are close to expiration, can be very volatile and can be expected to be very volatile in the future. The volatile nature of these instruments may have an adverse impact on the Fund beyond the impact of any changes in the underlying index’s value.

HVIA Equity Fund
Prospectus [Line Items]
Risk [Text Block]

As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund. The success of the Fund’s investment strategy depends largely upon the Adviser’s skill in selecting securities for purchase and sale by the Fund and there is no assurance that the Fund will achieve its investment objective. Because of the investment techniques the Adviser uses, the Fund is designed for investors who are investing for the long term. The Fund may not be appropriate for use as a complete investment program. The principal risks of an investment in the Fund are generally described below.

Active Management Risk. Due to the active management of the Fund by the Adviser, the Fund could underperform its benchmark index and/or other funds with similar investment objectives and strategies.

Equity Securities Risk. Equity prices are volatile and the value of such securities in the Fund’s portfolio may decline due to fluctuations in market prices, interest rates, national and international economic conditions, or other market events. In a declining stock market, stock prices for all companies may decline, regardless of their long-term prospects. Under such circumstances, the price of the Fund’s shares may also decline.

Growth Investing Risk. Investments in growth stocks present the risk that the stocks’ valuation growth will not be realized, the stocks react differently than the market as whole or other types of stock, and the stocks are more sensitive to changes in their companies’ earnings and more volatile than other types of stock. In addition, the Fund’s growth investment style may go out of favor with investors during certain parts of the market cycle, which may negatively affect the Fund’s performance.

Large-Capitalization Company Risk. Large-capitalization companies are generally more mature and may be unable to respond as quickly as smaller companies to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. There may be times when the returns from large-capitalization companies generally trail returns of smaller companies or the overall stock market.

Management Style Risk. The Adviser’s method of security selection may not be successful and the Fund may underperform relative to its benchmark index or to other mutual funds that employ similar investment strategies. In addition, the Adviser may select investments that fail to perform as anticipated. The ability of the Fund to meet its investment objective is directly related to the success of the Adviser’s investment process and there is no guarantee that the Adviser’s judgments about the attractiveness, value and potential appreciation of a particular investment for the Fund will be correct or produce the desired results.

Market Risk. The return on and value of an investment in the Fund will fluctuate in response to stock market movements. Stocks are subject to market risks, such as a rapid increase or decrease in a stock’s value or liquidity, fluctuations in price due to earnings, economic conditions and other factors beyond the control of the Adviser. A company’s share price may decline if a company does not perform as expected, if it is not well managed, if there is a decreased demand for its products or services, or during periods of economic uncertainty or stock market turbulence, among other conditions. In a declining stock market, stock prices for all companies (including those in the Fund’s portfolio) may decline, regardless of their long-term prospects. Certain market events could increase volatility and exacerbate market risk, such as changes in governments’ economic policies, political turmoil, military actions, environmental events, trade disputes, and epidemics, pandemics or other public health issues. Turbulence in financial markets, and reduced liquidity in equity, credit and fixed income markets may negatively affect many issuers domestically and around the world, and can result in trading halts, any of which could have an adverse impact on the Fund. During periods of market volatility, security prices (including securities held by the Fund) could fall drastically and rapidly and therefore adversely affect the Fund.

Sector Risk. The Fund may, at times, be more heavily invested in certain industries or sectors, which may cause the value of the Fund’s shares to be especially sensitive to factors and economic conditions or risks that specifically affect those industries or sectors and may cause the Fund’s share price to fluctuate more widely than shares of a mutual fund that invests in a broader range of industries or sectors. As of February 28, 2026, the Fund had 30.1% of its net assets invested in stocks within the technology sector. The values of securities of companies in the technology sector may be significantly affected adversely by competitive pressures, respectively, short product cycles, aggressive pricing and rapid obsolescence of existing products and technologies.

An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

HVIA Equity Fund | Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Active Management Risk. Due to the active management of the Fund by the Adviser, the Fund could underperform its benchmark index and/or other funds with similar investment objectives and strategies.
HVIA Equity Fund | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Securities Risk. Equity prices are volatile and the value of such securities in the Fund’s portfolio may decline due to fluctuations in market prices, interest rates, national and international economic conditions, or other market events. In a declining stock market, stock prices for all companies may decline, regardless of their long-term prospects. Under such circumstances, the price of the Fund’s shares may also decline.

HVIA Equity Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk. The return on and value of an investment in the Fund will fluctuate in response to stock market movements. Stocks are subject to market risks, such as a rapid increase or decrease in a stock’s value or liquidity, fluctuations in price due to earnings, economic conditions and other factors beyond the control of the Adviser. A company’s share price may decline if a company does not perform as expected, if it is not well managed, if there is a decreased demand for its products or services, or during periods of economic uncertainty or stock market turbulence, among other conditions. In a declining stock market, stock prices for all companies (including those in the Fund’s portfolio) may decline, regardless of their long-term prospects. Certain market events could increase volatility and exacerbate market risk, such as changes in governments’ economic policies, political turmoil, military actions, environmental events, trade disputes, and epidemics, pandemics or other public health issues. Turbulence in financial markets, and reduced liquidity in equity, credit and fixed income markets may negatively affect many issuers domestically and around the world, and can result in trading halts, any of which could have an adverse impact on the Fund. During periods of market volatility, security prices (including securities held by the Fund) could fall drastically and rapidly and therefore adversely affect the Fund.

HVIA Equity Fund | Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Sector Risk. The Fund may, at times, be more heavily invested in certain industries or sectors, which may cause the value of the Fund’s shares to be especially sensitive to factors and economic conditions or risks that specifically affect those industries or sectors and may cause the Fund’s share price to fluctuate more widely than shares of a mutual fund that invests in a broader range of industries or sectors. As of February 28, 2026, the Fund had 30.1% of its net assets invested in stocks within the technology sector. The values of securities of companies in the technology sector may be significantly affected adversely by competitive pressures, respectively, short product cycles, aggressive pricing and rapid obsolescence of existing products and technologies.

HVIA Equity Fund | Growth Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Growth Investing Risk. Investments in growth stocks present the risk that the stocks’ valuation growth will not be realized, the stocks react differently than the market as whole or other types of stock, and the stocks are more sensitive to changes in their companies’ earnings and more volatile than other types of stock. In addition, the Fund’s growth investment style may go out of favor with investors during certain parts of the market cycle, which may negatively affect the Fund’s performance.

HVIA Equity Fund | Large Capitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Large-Capitalization Company Risk. Large-capitalization companies are generally more mature and may be unable to respond as quickly as smaller companies to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. There may be times when the returns from large-capitalization companies generally trail returns of smaller companies or the overall stock market.

HVIA Equity Fund | Management Style Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Style Risk. The Adviser’s method of security selection may not be successful and the Fund may underperform relative to its benchmark index or to other mutual funds that employ similar investment strategies. In addition, the Adviser may select investments that fail to perform as anticipated. The ability of the Fund to meet its investment objective is directly related to the success of the Adviser’s investment process and there is no guarantee that the Adviser’s judgments about the attractiveness, value and potential appreciation of a particular investment for the Fund will be correct or produce the desired results.

Nia Impact Solutions Fund
Prospectus [Line Items]
Risk [Text Block]

As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund. The success of the Fund’s investment strategy depends largely upon the Adviser’s skill in selecting securities for purchase and sale by the Fund and there is no assurance that the Fund will achieve its investment objective. Because of the investment techniques the Adviser uses, the Fund is designed for investors who are investing for the long term. The Fund may not be appropriate for use as a complete investment program. An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of an investment in the Fund are generally described below.

ESG Investing Risk. The Fund’s incorporation of ESG considerations in its investment process may cause it to make different investments than funds that have a similar investment universe and/or investment style yet do not incorporate such considerations in their strategy or investment processes. Under certain economic conditions, this could cause the Fund’s investment performance to be worse than similar funds that do not incorporate such considerations in their investment strategies or processes. In applying ESG criteria to its investment decisions, the Fund may forgo higher yielding investments that it would invest in absent the application of its ESG investing criteria. The Fund will seek to identify companies that it believes meet its ESG criteria based on the data provided by third parties. The data provided by third parties may be incomplete, inaccurate or unavailable, which could cause the Adviser to incorrectly assess a company’s ESG practices. The Fund may invest in companies that do not reflect the beliefs and values of any particular investor.

Active Management Risk. Due to the active management of the Fund by the Adviser, the Fund could underperform its benchmark index and/or other funds with similar investment objectives and strategies. The ability of the Fund to meet its investment objective is directly related to the success of the Adviser’s investment process and there is no guarantee that the Adviser’s judgment about the attractiveness, value and potential appreciation of a particular investment for the Fund will be correct or produce the desired results.

Equity Securities Risk. Equity prices are volatile and the prices of equity securities in which the Fund invests may fluctuate in response to many factors, including, and not limited to, the activities of the individual companies whose securities the Fund owns, general market and economic conditions, interest rates, and specific industry changes. Such price fluctuations subject the Fund to potential losses.

●	Large-Capitalization Company Risk. Large-capitalization companies are generally more mature and may be unable to respond as quickly as smaller companies to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. There may be times when the returns for large capitalization companies generally trail returns of smaller companies or the overall stock market.

●	Small-Cap and Mid-Cap Company Risk. Investing in small- and mid-capitalization companies involves greater risk than is customarily associated with larger, more established companies. Small- and mid-cap companies frequently have less management depth and experience, narrower market penetrations, less diverse product lines, less competitive strengths and fewer resources. Due to these and other factors, stocks of small- and mid-cap companies may be more susceptible to market downturns and other events, less liquid, and their prices may be more volatile.

Foreign Securities Risk. Investments in foreign securities involve risks that may be different from those of U.S. securities. Foreign securities may not be subject to uniform audit, financial reporting, or disclosure standards, practices, or requirements comparable to those found in the United States. Foreign securities are also subject to the risk of adverse changes in investment or exchange control regulations or currency exchange rates, expropriation or confiscatory taxation, limitations on the removal of funds or other assets, political or social instability and nationalization of companies or industries. In addition, the dividend and interest payable on certain of the Fund’s foreign securities may be subject to foreign withholding taxes. Foreign securities also involve currency risk, which is the risk that the value of a foreign security will decrease due to changes in the relative value of the U.S. dollar and the security’s underlying foreign currency.

●	American Depository Receipt (“ADR”) Risk. ADRs are subject to risks similar to those associated with direct investments in foreign securities. ADRs are securities that evidence ownership interests in a security or a pool of securities issued by a foreign issuer. The risks of depositary receipts include many risks associated with investing directly in foreign securities, such as individual country risk, currency exchange risk, volatility risk, and liquidity risk. ADRs may be available through “sponsored” or “unsponsored” facilities. Unsponsored ADRs, which are issued by a depositary bank without the participation or consent of the issuer, involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

●	Currency Risk. Changes in foreign currency exchange rates will affect the value of the Fund’s foreign securities. Generally, when the value of the U.S. dollar raises relative to a foreign currency, securities valued in that foreign currency lose value in terms of U.S. dollars since that foreign currency is worth fewer U.S. dollars. Currency exchange rates can fluctuate for a number of reasons, including the economic stability of a country, changes in interest rates, devaluation of a currency by a country’s government or central banking authority, and overall demand for a currency or lack thereof. Exchange rates can change significantly over short periods.

●	Emerging Markets Risk. The Fund may invest in emerging market equity securities. In addition to the general risk of investing in foreign securities, investing in emerging markets can involve greater and more unique risks than those associated with investing in more developed markets. The securities markets of emerging countries are generally small, less developed, less liquid, and more volatile than securities markets of the U.S. and other developed markets. The risks of investing in emerging markets include greater social, political and economic uncertainties. Emerging market economics are often dependent upon a few commodities or natural resources that may be significantly adversely affected by volatile price movements against those commodities or natural resources. Emerging market countries may experience high levels of inflation and currency devaluation and have fewer potential buyers for investments. The securities markets and legal systems in emerging market countries may only be in a developmental stage and may provide few, or none, of the advantages and protections of markets or legal systems in more developed countries. Some of these countries may have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. Additionally, if settlements do not keep pace with the volume of securities transactions, they may be delayed, potentially causing the Fund’s assets to be uninvested, the Fund to miss investment opportunities and potential returns, and the Fund to be unable to sell an investment. As a result of these various risks, investments in emerging markets are considered to be speculative and may be highly volatile.

Issuer Risk. Issuer risk is the risk that an issuer in which the Fund invests or to which it has exposure may perform poorly, and the value of its securities may therefore decline, which would negatively affect the Fund’s performance.

Sector Risk. The Fund may, at times, be more heavily invested in certain industries or sectors, which may cause the value of the Fund’s shares to be especially sensitive to factors and economic conditions or risks that specifically affect those industries or sectors and may cause the Fund’s share price to fluctuate more widely than shares of a mutual fund that invests in a broader range of industries or sectors. As of February 28, 2026, 22.2%, 16.7%, and 15.2% of the net assets of the Fund were invested in stocks within the technology sector, industrials sector, and healthcare sector, respectively. The values of securities of companies in the technology sector may be significantly affected adversely by competitive pressures, short product cycles, aggressive pricing and rapid obsolescence of existing products and technologies. The values of securities of companies in the industrials sector may be adversely affected by changes in government regulation, world events and economic conditions. In addition, companies in the industrials sector may be adversely affected by environmental damages, product liability claims and exchange rates. The values of securities of companies in the healthcare sector may be affected by extensive government regulation, restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure, an increased emphasis on outpatient services, limited number of products, industry innovation, changes in technologies and other market developments. Many health care companies are heavily dependent on patent protection. The expiration of patents may adversely affect the profitability of these companies. Many health care companies are subject to extensive litigation based on product liability and similar claims. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s net asset value (“NAV”) per share.

Stock Market Risk. The return on and value of an investment in the Fund will fluctuate in response to stock market movements. Stocks are subject to market risks, such as a rapid increase or decrease in a stock’s value or liquidity, fluctuations in price due to earnings, economic conditions and other factors beyond the control of the Adviser. A company’s share price may decline if a company does not perform as expected, if it is not well managed, if there is a decreased demand for its products or services, or during periods of economic uncertainty or stock market turbulence, among other conditions. In a declining stock market, stock prices for all companies (including those in the Fund’s portfolio) may decline, regardless of their long-term prospects. Certain market events could increase volatility and exacerbate market risk, such as changes in governments’ economic policies, political turmoil, environmental events, trade disputes, and epidemics, pandemics or other public health issues. Turbulence in financial markets, and reduced liquidity in equity, credit and fixed income markets may negatively affect many issuers domestically and around the world, and can result in trading halts, any of which could have an adverse impact on the Fund. During periods of market volatility, security prices (including securities held by the Fund) could fall drastically and rapidly and therefore adversely affect the Fund.

Nia Impact Solutions Fund | Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Active Management Risk. Due to the active management of the Fund by the Adviser, the Fund could underperform its benchmark index and/or other funds with similar investment objectives and strategies. The ability of the Fund to meet its investment objective is directly related to the success of the Adviser’s investment process and there is no guarantee that the Adviser’s judgment about the attractiveness, value and potential appreciation of a particular investment for the Fund will be correct or produce the desired results.

Nia Impact Solutions Fund | Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Currency Risk. Changes in foreign currency exchange rates will affect the value of the Fund’s foreign securities. Generally, when the value of the U.S. dollar raises relative to a foreign currency, securities valued in that foreign currency lose value in terms of U.S. dollars since that foreign currency is worth fewer U.S. dollars. Currency exchange rates can fluctuate for a number of reasons, including the economic stability of a country, changes in interest rates, devaluation of a currency by a country’s government or central banking authority, and overall demand for a currency or lack thereof. Exchange rates can change significantly over short periods.

Nia Impact Solutions Fund | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Securities Risk. Equity prices are volatile and the prices of equity securities in which the Fund invests may fluctuate in response to many factors, including, and not limited to, the activities of the individual companies whose securities the Fund owns, general market and economic conditions, interest rates, and specific industry changes. Such price fluctuations subject the Fund to potential losses.

●	Large-Capitalization Company Risk. Large-capitalization companies are generally more mature and may be unable to respond as quickly as smaller companies to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. There may be times when the returns for large capitalization companies generally trail returns of smaller companies or the overall stock market.

●	Small-Cap and Mid-Cap Company Risk. Investing in small- and mid-capitalization companies involves greater risk than is customarily associated with larger, more established companies. Small- and mid-cap companies frequently have less management depth and experience, narrower market penetrations, less diverse product lines, less competitive strengths and fewer resources. Due to these and other factors, stocks of small- and mid-cap companies may be more susceptible to market downturns and other events, less liquid, and their prices may be more volatile.

Nia Impact Solutions Fund | Small Cap And Mid Cap Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Small-Cap and Mid-Cap Company Risk. Investing in small- and mid-capitalization companies involves greater risk than is customarily associated with larger, more established companies. Small- and mid-cap companies frequently have less management depth and experience, narrower market penetrations, less diverse product lines, less competitive strengths and fewer resources. Due to these and other factors, stocks of small- and mid-cap companies may be more susceptible to market downturns and other events, less liquid, and their prices may be more volatile.

Nia Impact Solutions Fund | Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Securities Risk. Investments in foreign securities involve risks that may be different from those of U.S. securities. Foreign securities may not be subject to uniform audit, financial reporting, or disclosure standards, practices, or requirements comparable to those found in the United States. Foreign securities are also subject to the risk of adverse changes in investment or exchange control regulations or currency exchange rates, expropriation or confiscatory taxation, limitations on the removal of funds or other assets, political or social instability and nationalization of companies or industries. In addition, the dividend and interest payable on certain of the Fund’s foreign securities may be subject to foreign withholding taxes. Foreign securities also involve currency risk, which is the risk that the value of a foreign security will decrease due to changes in the relative value of the U.S. dollar and the security’s underlying foreign currency.

●	American Depository Receipt (“ADR”) Risk. ADRs are subject to risks similar to those associated with direct investments in foreign securities. ADRs are securities that evidence ownership interests in a security or a pool of securities issued by a foreign issuer. The risks of depositary receipts include many risks associated with investing directly in foreign securities, such as individual country risk, currency exchange risk, volatility risk, and liquidity risk. ADRs may be available through “sponsored” or “unsponsored” facilities. Unsponsored ADRs, which are issued by a depositary bank without the participation or consent of the issuer, involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

●	Currency Risk. Changes in foreign currency exchange rates will affect the value of the Fund’s foreign securities. Generally, when the value of the U.S. dollar raises relative to a foreign currency, securities valued in that foreign currency lose value in terms of U.S. dollars since that foreign currency is worth fewer U.S. dollars. Currency exchange rates can fluctuate for a number of reasons, including the economic stability of a country, changes in interest rates, devaluation of a currency by a country’s government or central banking authority, and overall demand for a currency or lack thereof. Exchange rates can change significantly over short periods.

●	Emerging Markets Risk. The Fund may invest in emerging market equity securities. In addition to the general risk of investing in foreign securities, investing in emerging markets can involve greater and more unique risks than those associated with investing in more developed markets. The securities markets of emerging countries are generally small, less developed, less liquid, and more volatile than securities markets of the U.S. and other developed markets. The risks of investing in emerging markets include greater social, political and economic uncertainties. Emerging market economics are often dependent upon a few commodities or natural resources that may be significantly adversely affected by volatile price movements against those commodities or natural resources. Emerging market countries may experience high levels of inflation and currency devaluation and have fewer potential buyers for investments. The securities markets and legal systems in emerging market countries may only be in a developmental stage and may provide few, or none, of the advantages and protections of markets or legal systems in more developed countries. Some of these countries may have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. Additionally, if settlements do not keep pace with the volume of securities transactions, they may be delayed, potentially causing the Fund’s assets to be uninvested, the Fund to miss investment opportunities and potential returns, and the Fund to be unable to sell an investment. As a result of these various risks, investments in emerging markets are considered to be speculative and may be highly volatile.

Nia Impact Solutions Fund | Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Emerging Markets Risk. The Fund may invest in emerging market equity securities. In addition to the general risk of investing in foreign securities, investing in emerging markets can involve greater and more unique risks than those associated with investing in more developed markets. The securities markets of emerging countries are generally small, less developed, less liquid, and more volatile than securities markets of the U.S. and other developed markets. The risks of investing in emerging markets include greater social, political and economic uncertainties. Emerging market economics are often dependent upon a few commodities or natural resources that may be significantly adversely affected by volatile price movements against those commodities or natural resources. Emerging market countries may experience high levels of inflation and currency devaluation and have fewer potential buyers for investments. The securities markets and legal systems in emerging market countries may only be in a developmental stage and may provide few, or none, of the advantages and protections of markets or legal systems in more developed countries. Some of these countries may have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. Additionally, if settlements do not keep pace with the volume of securities transactions, they may be delayed, potentially causing the Fund’s assets to be uninvested, the Fund to miss investment opportunities and potential returns, and the Fund to be unable to sell an investment. As a result of these various risks, investments in emerging markets are considered to be speculative and may be highly volatile.

Nia Impact Solutions Fund | Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Sector Risk. The Fund may, at times, be more heavily invested in certain industries or sectors, which may cause the value of the Fund’s shares to be especially sensitive to factors and economic conditions or risks that specifically affect those industries or sectors and may cause the Fund’s share price to fluctuate more widely than shares of a mutual fund that invests in a broader range of industries or sectors. As of February 28, 2026, 22.2%, 16.7%, and 15.2% of the net assets of the Fund were invested in stocks within the technology sector, industrials sector, and healthcare sector, respectively. The values of securities of companies in the technology sector may be significantly affected adversely by competitive pressures, short product cycles, aggressive pricing and rapid obsolescence of existing products and technologies. The values of securities of companies in the industrials sector may be adversely affected by changes in government regulation, world events and economic conditions. In addition, companies in the industrials sector may be adversely affected by environmental damages, product liability claims and exchange rates. The values of securities of companies in the healthcare sector may be affected by extensive government regulation, restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure, an increased emphasis on outpatient services, limited number of products, industry innovation, changes in technologies and other market developments. Many health care companies are heavily dependent on patent protection. The expiration of patents may adversely affect the profitability of these companies. Many health care companies are subject to extensive litigation based on product liability and similar claims. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s net asset value (“NAV”) per share.

Nia Impact Solutions Fund | Large Capitalization Company Risk [Member]
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●	Large-Capitalization Company Risk. Large-capitalization companies are generally more mature and may be unable to respond as quickly as smaller companies to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. There may be times when the returns for large capitalization companies generally trail returns of smaller companies or the overall stock market.

Nia Impact Solutions Fund | E S G Investing Risk [Member]
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ESG Investing Risk. The Fund’s incorporation of ESG considerations in its investment process may cause it to make different investments than funds that have a similar investment universe and/or investment style yet do not incorporate such considerations in their strategy or investment processes. Under certain economic conditions, this could cause the Fund’s investment performance to be worse than similar funds that do not incorporate such considerations in their investment strategies or processes. In applying ESG criteria to its investment decisions, the Fund may forgo higher yielding investments that it would invest in absent the application of its ESG investing criteria. The Fund will seek to identify companies that it believes meet its ESG criteria based on the data provided by third parties. The data provided by third parties may be incomplete, inaccurate or unavailable, which could cause the Adviser to incorrectly assess a company’s ESG practices. The Fund may invest in companies that do not reflect the beliefs and values of any particular investor.

Nia Impact Solutions Fund | American Depository Receipt A D R Risk [Member]
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●	American Depository Receipt (“ADR”) Risk. ADRs are subject to risks similar to those associated with direct investments in foreign securities. ADRs are securities that evidence ownership interests in a security or a pool of securities issued by a foreign issuer. The risks of depositary receipts include many risks associated with investing directly in foreign securities, such as individual country risk, currency exchange risk, volatility risk, and liquidity risk. ADRs may be available through “sponsored” or “unsponsored” facilities. Unsponsored ADRs, which are issued by a depositary bank without the participation or consent of the issuer, involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

Nia Impact Solutions Fund | Issuer Risk [Member]
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Issuer Risk. Issuer risk is the risk that an issuer in which the Fund invests or to which it has exposure may perform poorly, and the value of its securities may therefore decline, which would negatively affect the Fund’s performance.

Nia Impact Solutions Fund | Stock Market Risk [Member]
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Stock Market Risk. The return on and value of an investment in the Fund will fluctuate in response to stock market movements. Stocks are subject to market risks, such as a rapid increase or decrease in a stock’s value or liquidity, fluctuations in price due to earnings, economic conditions and other factors beyond the control of the Adviser. A company’s share price may decline if a company does not perform as expected, if it is not well managed, if there is a decreased demand for its products or services, or during periods of economic uncertainty or stock market turbulence, among other conditions. In a declining stock market, stock prices for all companies (including those in the Fund’s portfolio) may decline, regardless of their long-term prospects. Certain market events could increase volatility and exacerbate market risk, such as changes in governments’ economic policies, political turmoil, environmental events, trade disputes, and epidemics, pandemics or other public health issues. Turbulence in financial markets, and reduced liquidity in equity, credit and fixed income markets may negatively affect many issuers domestically and around the world, and can result in trading halts, any of which could have an adverse impact on the Fund. During periods of market volatility, security prices (including securities held by the Fund) could fall drastically and rapidly and therefore adversely affect the Fund.